SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Total	$ 2,325,792	$ 2,621,537
Less: current portion of long-term loans	(2,135,979)	(448,005)
Total long-term loans	189,813	2,173,532
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Total	1,082,449	1,238,774
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Total	212,808	156,377
China Resources Shenzhen International Investment Trust One [Member]
Debt Instrument [Line Items]
Total	79,661
Huaxia Bank [Member]
Debt Instrument [Line Items]
Total	590,426	743,264
Qishang Bank [Member]
Debt Instrument [Line Items]
Total	210,867	387,117
We Bank Co Ltd One [Membe]
Debt Instrument [Line Items]
Total	50,005	96,005
China Resources Shenzhen International Investment Trust Two [Member]
Debt Instrument [Line Items]
Total	$ 99,576